Stockholders' Equity - 2014 Stock Option Plan (Details) - 2014 Stock Option Plan - Directors and consultants - Ark Animal Health, Inc. - USD ($) shares in Thousands		1 Months Ended
	Aug. 29, 2017	May 31, 2014	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted (in shares)		600
Outstanding options vesting anniversary period		1 year
Stock options, contractual term		10 years
Options Canceled (in shares)	135
Option outstanding (in shares)			88
Unrecognized compensation cost related to unvested stock option grants			$ 0